Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2016	$ 1,851,316	$ 1,674,591	$ 184,299	$ 34,892	$ (478,343)	$ 17,051	$ 418,826
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	101,705				149,475		(47,770)
Redeemable non-controlling interests not included in equity (note 17)	10,358						10,358
Other comprehensive loss	(19,816)					(19,843)	27
Dividends declared and distributions to non-controlling interests	(161,924)				(158,064)		(3,860)
Dividends and issuance of shares under dividend reinvestment plan (note 13(a)(ii))	0	35,873			(35,873)
Common shares issued pursuant to public offering, net of costs (note 13(a)(i))	440,024	440,024
Common shares issued upon conversion of convertible debentures (note 12(h))	855,691	855,691
Common shares issued pursuant to share-based awards (note 13(c))	9,104	15,520		(4,910)	(1,506)
Share-based compensation (note 13(c))	8,587			8,587
Contributions received from non-controlling interests (notes 3(d))	225,055						225,055
Ending Balance at Dec. 31, 2017	3,320,100	3,021,699	184,299	38,569	(524,311)	(2,792)	602,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	79,089				184,988		(105,899)
Redeemable non-controlling interests not included in equity (note 17)	4,923						4,923
Other comprehensive loss	(28,699)					(27,218)	(1,481)
Dividends declared and distributions to non-controlling interests	(197,283)				(187,890)		(9,393)
Dividends and issuance of shares under dividend reinvestment plan (note 13(a)(ii))	0	55,442			(55,442)
Common shares issued pursuant to public offering, net of costs (note 13(a)(i))	472,180	472,180
Common shares issued upon conversion of convertible debentures (note 12(h))	447	447
Common shares issued pursuant to share-based awards (note 13(c))	4,784	12,650		(4,027)	(3,839)
Share-based compensation (note 13(c))	11,011			11,011
Contributions received from non-controlling interests (notes 3(d))	29,110						29,110
Ending Balance at Dec. 31, 2018	$ 3,697,522	$ 3,562,418	$ 184,299	$ 45,553	$ (595,259)	$ (19,385)	$ 519,896